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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Stephen W. Kidder
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes    60 State Street    Boston,    MA         02109
--------------------------------------------------------------------------------
Business Address          (Street)           (City)     (State)    (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

       The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of May, 2005.


                                     Stephen W. Kidder
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

          Name:             13F File No.:
-------------------------   ---------------
1.  Brian C. Broderick          28-11136
-------------------------       --------
2.  Michael B. Elefante         28-06281
-------------------------       --------
3.  Timothy F. Fidgeon          28-06169
-------------------------       --------
4.  Roy A. Hammer               28-5798
-------------------------       --------
5.  Michael J. Puzo             28-06165
-------------------------       --------
6.   Kurt F. Somerville         28-10379
-------------------------       --------
7.
-------------------------       --------
8.
-------------------------       --------
9.
-------------------------       --------
10.
-------------------------       --------

* Refers to manager number on attached detail in Item 7.

AS OF:   MARCH 31, 2005             FORM 13F       SEC FILE # STEPHEN W. KIDDER/

                                                                                      ITEM 6:                   ITEM 8:
                                                                           ITEM 5:   INVESTMENT            VOTING AUTHORITY
                                                     ITEM 3:    ITEM 4:   SHARES OR  DISCRETION          -------------------
           ITEM 1:                   ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7:  (A)    (B)    (C)
        NAME OF ISSUER            TITLE OF CLASS      NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE  SHARES   NONE
----------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ----- ------- -----
ABBOTT LABS                   COMMON STOCK          002824100     397202       8520          xx                   8520

AMAZON NOTE CONV SUB DEB      CONV. CORPORATE BONDS 023135AF3     499950     505000          xx                 505000

AMGEN INC.                    COMMON STOCK          031162100     811738      13945          xx                  13945

ANALOG DEVICES, INC.          COMMON STOCK          032654105     317309       8780          xx                   8780

APPLIED MICRO CIRCUITS CORP   COMMON STOCK          03822W109      72134      21992          xx                  21992

APTARGROUP INC                COMMON STOCK          038336103     335271       6450          xx                   6450

AUTOMATIC DATA PROCESSING     COMMON STOCK          053015103     731337      16270          xx                  16270

AVERY DENNISON CORP.          COMMON STOCK          053611109     291071       4700          xx                   4700

BP PLC ADR                    COMMON STOCK          055622104    1045637      16757          xx                  16757

BANK OF AMERICA CORP.         COMMON STOCK          060505104     257456       5838          xx                   5838

BEA SYSTEMS INC.              CORPORATE BONDS       073325AD4     616406     625000          xx                 625000

BIOMET INC                    COMMON STOCK          090613100     267531       7370          xx                   7370

CANADIAN NATIONAL RAILWAY CO. COMMON STOCK          136375102     515913       8149          xx                   8149

CATERPILLAR INC               COMMON STOCK          149123101     365760       4000          xx                   4000

CHEVRONTEXACO CORP.           COMMON STOCK          166764100     335866       5760          xx                   5760

CHUBB CORPORATION             COMMON STOCK          171232101     240981       3040          xx                   3040

AS OF:   MARCH 31, 2005             FORM 13F       SEC FILE # STEPHEN W. KIDDER/

                                                                                      ITEM 6:                   ITEM 8:
                                                                           ITEM 5:   INVESTMENT            VOTING AUTHORITY
                                                     ITEM 3:    ITEM 4:   SHARES OR  DISCRETION          -------------------
           ITEM 1:                   ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7:  (A)    (B)    (C)
        NAME OF ISSUER            TITLE OF CLASS      NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE  SHARES   NONE
----------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ----- ------- -----
E I DU PONT DE NEMOURS & CO.  COMMON STOCK          263534109     344845       6730          xx                   6730

E M C CORP.                   COMMON STOCK          268648102     313606      25455          xx                  25455

EMERSON ELECTRIC CO.          COMMON STOCK          291011104     422045       6500          xx                   6500

ENCANA CORP.                  COMMON STOCK          292505104     788704      11200          xx                  11200

EXXON MOBIL CORP.             COMMON STOCK          30231G102    2068358      34704          xx                  34704

GENERAL ELECTRIC CO.          COMMON STOCK          369604103    2361642      65492          xx                  65492

GILLETTE COMPANY              COMMON STOCK          375766102     227160       4500          xx                   4500

HEWLETT PACKARD CO            COMMON STOCK          428236103     217206       9900          xx                   9900

INTEL CORPORATION             COMMON STOCK          458140100    1903118      81925          xx                  81925

IVAX CORP                     CORPORATE BONDS       465823AG7     750938     750000          xx                 750000

JEFFERSON-PILOT CORP.         COMMON STOCK          475070108    1250971      25504          xx                  25504

JOHNSON & JOHNSON             COMMON STOCK          478160104    1858989      27680          xx                  27680

KOPIN                         COMMON STOCK          500600101      51929      16915          xx                  16915

MERCK & CO INC.               COMMON STOCK          589331107     785134      24255          xx                  24255

MICROSOFT CORP.               COMMON STOCK          594918104     627453      25960          xx                  25960

NOKIA CORP ADR A              COMMON STOCK          654902204     306286      19850          xx                  19850

AS OF:   MARCH 31, 2005             FORM 13F       SEC FILE # STEPHEN W. KIDDER/

                                                                                      ITEM 6:                   ITEM 8:
                                                                           ITEM 5:   INVESTMENT            VOTING AUTHORITY
                                                     ITEM 3:    ITEM 4:   SHARES OR  DISCRETION          -------------------
           ITEM 1:                   ITEM 2:          CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7:  (A)    (B)    (C)
        NAME OF ISSUER            TITLE OF CLASS      NUMBER     VALUE      AMOUNT  (A) (B) (C) MANAGERS SOLE  SHARES   NONE
----------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ----- ------- -----
NORTEL NETWORKS CORP COM      COMMON STOCK          656568102      31122      11400          xx                  11400

PEPSICO INC.                  COMMON STOCK          713448108     204166       3850          xx                   3850

PFIZER INC.                   COMMON STOCK          717081103     388008      14770          xx                  14770

PROCTER & GAMBLE CO.          COMMON STOCK          742718109    1229600      23200          xx                  23200

ROCKWELL AUTOMATION INC       COMMON STOCK          773903109     237888       4200          xx                   4200

SEPRACOR INC                  COMMON STOCK          817315104     328385       5720          xx                   5720

J M SMUCKER CO NEW            COMMON STOCK          832696405     393598       7825          xx                   7825

TARGET CORP                   COMMON STOCK          87612E106     285114       5700          xx                   5700

3 M COMPANY                   COMMON STOCK          88579Y101     788348       9200          xx                   9200

WYETH                         COMMON STOCK          983024100     371184       8800          xx                   8800

TOTAL:                                                        25,637,359